Assets Classified as Held for Sale and Discontinued Operations (Details 2) - CAD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2015
Disclosure Of Discontinued Operations [Line Items]
Gross impairment			$ 176,274
Discontinued operations | Hydrocarbon properties
Disclosure Of Discontinued Operations [Line Items]
Gross impairment		$ 52,940	148,877
Discontinued operations | Interest in an iron ore development project
Disclosure Of Discontinued Operations [Line Items]
Gross impairment	$ 27,397		$ 27,397